Accounting for Share Based Payments	9 Months Ended
Oct. 29, 2011
Accounting for Share Based Payments [Abstract]
ACCOUNTING FOR SHARE-BASED PAYMENTS

NOTE 4 - ACCOUNTING FOR SHARE-BASED PAYMENTS

The 2010 Equity Incentive Plan (the “2010 Plan”) provides for equity-based awards to the Company’s employees, directors and consultants. Under the 2010 Plan, the Company initially reserved 1,000,000 shares of common stock for issuance. This number automatically increases on the first trading day of each fiscal year beginning with fiscal 2011, by an amount equal to 1 1/2% of the shares of common stock outstanding as of the last trading day of the immediately preceding fiscal year; accordingly, 1,134,500 shares of common stock were reserved for issuance as of October 29, 2011. The Company previously had two stock option plans which expired on October 31, 2010. No further awards will be granted under these plans, although all options previously granted and outstanding will remain outstanding until they are either exercised or forfeited. As of October 29, 2011, 15,000 stock options have been granted to the Independent Board Members pursuant to the 2010 Plan.

The following is a summary of the stock option activity during the thirty-nine weeks ended October 29, 2011:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of January 29, 2011	205,626	$9.84	6.1	$244
Granted	—	—
Exercised	(2,000)	4.79		9
Forfeited	(622)	3.52		2

Outstanding as of October 29, 2011	203,004	$9.91	5.4	$1,873

Vested as of October 29, 2011	203,004	$9.91	5.4	$1,873

Exercisable as of October 29, 2011	197,000	$9.50	5.3	$1,873

Share-based compensation expense, which is included in selling, general and administrative expenses on the accompanying condensed consolidated statements of operations, was not material in all periods presented.